Operating segment	12 Months Ended
Dec. 31, 2019
Disclosure of operating segments [abstract]
Operating segment [Text Block]

16. Operating segment

The Company has a single operating segment, the research and development therapies for the treatment of cancer. A majority of the Company’s operations, assets and employees are in Canada.